UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 1, 2015 - June 30, 2016

Steven I. Koszalka

American High-Income Municipal Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Item 1: Proxy Voting Record Fund Name: American High-Income Municipal Bond Fund Reporting Period: July 01, 2015 - June 30, 2016

Brazos River Authority
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 106213GA3	10/23/2015		Voted
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	THE PLAN	Mgmt	N/A	Against	N/A
	2	OPT OUT OF THE RELEASES (TO ELECT NOT TO GRANT THE RELEASE CONTAINED IN ARTICLE VIII)	Mgmt	N/A	For	N/A

Brazos River Authority
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 106213GB1	10/23/2015		Voted
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	THE PLAN	Mgmt	N/A	Against	N/A
	2	OPT OUT OF THE RELEASES (TO ELECT NOT TO GRANT THE RELEASE CONTAINED IN ARTICLE VIII)	Mgmt	N/A	For	N/A

Brazos River Authority
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 106213GC9	10/23/2015		Voted
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	THE PLAN	Mgmt	N/A	Against	N/A
	2	OPT OUT OF THE RELEASES (TO ELECT NOT TO GRANT THE RELEASE CONTAINED IN ARTICLE VIII)	Mgmt	N/A	For	N/A

Brazos River Authority
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 106213HH7	10/23/2015		Voted
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	THE PLAN	Mgmt	N/A	Against	N/A
	2	OPT OUT OF THE RELEASES (TO ELECT NOT TO GRANT THE RELEASE CONTAINED IN ARTICLE VIII)	Mgmt	N/A	For	N/A

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

(Registrant)

By /s/ Karl J. Zeile
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: August 26, 2016